Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Leases
Total rightofuse assets	$ 4,665	$ 8,722
Lease liabilities, current portion	3,927	3,708
Lease liabilities, noncurrent portion	2,860	5,196
Total lease liabilities	6,787	8,904
Impairment	2,088
Total	7,605	5,372
Cash paid on lease liabilities	5,461	5,212
Non-cash: Lease liabilities recognized from obtaining right-of-use assets	$ 3,429	2,689
Non-cash: Lease liabilities changed in relation to modifications and terminations		$ (499)
Weighted average remaining lease term (in years)	2 years 5 months 26 days	3 years 2 months 26 days
Weighted average discount rate (as a percent)	2.92%	3.04%
Lease payments:
Not later than 1 year	$ 4,042
Between 1 to 2 years	1,192
Between 2 to 3 years	919
Between 3 to 4 years	698
Between 4 to 5 years	124
Total lease payments	6,975
Less: Discount factor	(188)
Total lease liabilities	$ 6,787	$ 8,904
Minimum
Leases
Terms of lease contracts (in years)	1 year
Maximum
Leases
Terms of lease contracts (in years)	8 years
Short-term leases with lease terms equal or less than 12 months
Leases
Lease expenses	$ 203	134
Leases with lease terms greater than 12 months
Leases
Lease expenses	5,314	5,238
Offices
Leases
Total rightofuse assets	3,321	6,634
Factories
Leases
Total rightofuse assets	113	387
Warehouse
Leases
Total rightofuse assets	$ 1,061	1,500
Warehouse | Suzhou
Leases
Advance notice period for lease termination option (in months)	3 months
Others
Leases
Total rightofuse assets	$ 170	$ 201